SEGMENTS	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva currently has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system, oncology and respiratory indications, as well as those marketed in the women's health and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with The Procter & Gamble Company, which combines Teva's production capabilities and market reach with Procter & Gamble's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 1 to the annual consolidated financial statements included in Teva's Annual Report on Form 20-F for the year ended December 31, 2013.

Segment profitability consists of gross profit, less S&M and R&D expenses related to the segment. Segment profitability does not include G&A expenses, amortization and certain other items.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by operating segment, and therefore Teva does not report asset information by operating segment.

During the six months ended June 30, 2014, the classification of certain of our products was changed, in line with the Company's strategy. The comparable figures have been conformed to reflect the revised classification for all periods.

Teva's new chief executive officer is reviewing the Company's strategy and organizational structure. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment. In connection with such organizational changes, in the second quarter of 2014, Teva announced the appointment of a new President of Global Generics who will lead all of its generic and OTC businesses, effective July 1, 2014. Going forward, Teva will consider the impact of such changes on its segment reporting.

Segment information

The following tables present profitability by segments, and a reconciliation of Teva's segment profitability to Teva's consolidated income before income taxes for the three months ended June 30, 2014 and 2013:

	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,515	$2,405	$2,027	$2,051
Gross profit	1,046	989	1,768	1,772
R&D expenses	126	124	214	208
S&M expenses	388	489	484	450
Segment profitability	$532	$376	$1,070	$1,114

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$4,913	$4,733	$4,141	$4,103
Gross profit	2,088	1,940	3,611	3,558
R&D expenses	250	232	441	409
S&M expenses	807	950	983	903
Segment profitability	$1,031	$758	$2,187	$2,246

	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013

	U.S.$ in millions

Generic medicine profitability	$532	$376	$1,031	$758
Specialty medicine profitability	1,070	1,114	2,187	2,246
Total segment profitability	1,602	1,490	3,218	3,004
Profitability of other activities	67	89	118	132
Total profitability	1,669	1,579	3,336	3,136
Amounts not allocated to segments:
Amortization	256	288	541	567
General and administrative expenses	302	319	604	626
Legal settlements and loss contingencies	26	1,435	55	1,462
Impairments, restructuring and others	143	104	200	162
Other unallocated amounts	17	19	39	31

Consolidated operating income (loss)	925	(586)	1,897	288
Financial expenses - net	78	89	159	264
Consolidated income (loss) before income taxes	$847	$(675)	$1,738	$24

Segment revenues by geographic area:
	Three months ended June 30,		Six months ended June 30,

	2014	2013	2014	2013

	U.S.$ in millions
Generic Medicine
United States	$1,068	$967	$2,116	$1,860
Europe*	814	827	1,632	1,676
Rest of the World	633	611	1,165	1,197
Total Generic Medicine	2,515	2,405	4,913	4,733
Specialty Medicine
United States	1,419	1,497	2,949	2,977
Europe*	501	443	983	891
Rest of the World	107	111	209	235
Total Specialty Medicine	2,027	2,051	4,141	4,103
Other Revenues
United States	50	58	101	126
Europe*	206	187	413	384
Rest of the World	247	223	478	479
Total Other Revenues	503	468	992	989
Total Revenues	$5,045	$4,924	$10,046	$9,825

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Net revenues from specialty medicines were as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

	U.S. $ in millions

CNS	$1,271	$1,361	$2,684	$2,720
Copaxone®	939	1,070	2,009	2,134
Azilect®	103	87	217	180
Nuvigil®	88	74	189	157
Oncology	284	246	546	485
Treanda®	190	177	370	348
Respiratory	257	241	487	475
ProAir®	133	115	247	203
Qvar®	74	76	145	170
Women's health	128	118	252	242
Other Specialty	87	85	172	181
Total Specialty Medicine	$2,027	$2,051	$4,141	$4,103

A significant portion of Teva's revenues, and a higher proportion of the Company's profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's innovative products are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has exclusivity on these products, and generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular innovative drug in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, as a result of a successful patent challenge in the United States, U.S. patents covering Copaxone® 20 mg/mL, Teva's leading innovative product, expired in May 2014. As a result, a generic version of this product could be sold in the United States if FDA approval is obtained. Teva has patents expiring in May 2015 in most of the rest of the world. Teva is in discussions with the FDA regarding clinical trial requirements for any proposed generic version of Copaxone®, and is not aware of the imminent approval of such a product. Nonetheless, the introduction of any generic competition (even a purported generic) for Copaxone® would likely have a material adverse effect on Teva's financial results and cash flow. Moreover, Teva's business strategy for Copaxone® relies heavily on the successful introduction of Copaxone® 40 mg/mL and the continued migration of a substantial percentage of current daily Copaxone® patients to this new version. If Teva fails to commercialize this new product according to plans, there could be a further material adverse effect on the Company's financial results and cash flow.

For the six months ended June 30, 2014, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and the new Copaxone® 40 mg/mL product, amounted to $1.5 billion (approximately 29% of U.S. revenues) and Copaxone® revenues outside the United States amounted to $531 million (approximately 11% of Teva's non-U.S. revenues).

The profitability of the multiple sclerosis franchise, which is comprised of Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis), was $1.5 billion for the six months ended June 30, 2014, compared to $1.6 billion for the six months ended June 30, 2013. The profitability of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 73.4% for the six months ended June 30, 2014 and 76.2% for the six months ended June 30, 2013.